Disclosures on the effects of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP	Turkish Lira	[1]
Assets held in foreign currency	$ 544,152	$ 365,226
Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	468,045	289,759
Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	76,107	75,467
Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 202,392	17,711
Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency
Assets held in foreign currency	$ 20,931	39,126
Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency
Assets held in foreign currency	$ 28,449	17,183
Other current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 92	62
Trade and other receivables [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency
Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Assets held in foreign currency	$ 211,091	213,375
Receivables from related parties [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency
Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 105	132
Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	5,077	2,232
Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	781	849
Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,136	1,512
Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	69,626	69,422
Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	85	48
Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 3,387	3,574
ARS | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 2	1
ARS | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 2	0
ARS | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 0	6
ARS | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 2	4
BRL | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 0	38
BRL | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 0	1
BRL | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 20	23
BRL | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 23	27
BRL | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
CLF | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 47	46
CLF | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	453	427
CLF | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 329	209
CLP | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 157,500	579
CLP | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 20,931	39,126
CLP | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 20,276	12,172
CLP | Other current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 20	20
CLP | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 71,730	85,837
CLP | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 601	1,413
CLP | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 758	822
CLP | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 1,807	1,256
CLP | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 85	48
CLP | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 3,387	3,574
CLP | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
CNY | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 2,305	1,143
CNY | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 8	12
CNY | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 11,361	10,426
EUR | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 4,738	9,782
EUR | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 3,153	235
EUR | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 31,426	49,627
EUR | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 105	58
EUR | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 3,500	183
EUR | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 14,929	8,144
GBP | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Assets held in foreign currency	$ 0	55
GBP | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
GBP | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 0	90
GBP | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
AUD | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 29,598	0
AUD | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 102	0
AUD | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
INR | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Assets held in foreign currency	$ 1,729	1,632
MXN | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 1,242	258
MXN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 3,274	1,429
MXN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 452	195
MXN | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 843	0
PEN | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 1	8
PEN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 0	20
PEN | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 131	201
YEN | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Assets held in foreign currency	$ 1,786	1,773
YEN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Assets held in foreign currency	$ 21	18
YEN | Other current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 72	42
YEN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Assets held in foreign currency	$ 76,267	41,582
YEN | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
ZAR | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 5,219	4,074
ZAR | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 1,547	2,941
ZAR | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 571	23,825
ZAR | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 0	431
Colombia, Pesos | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 0	30
Colombia, Pesos | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 0	47
Thailand, Baht | Cash and Cash Equivalents [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 1	0
Thailand, Baht | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 19	279
Thailand, Baht | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 2,970	791
Thailand, Baht | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 0	74
Thailand, Baht | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 53	2,491
United Arab Emirates, Dirhams | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
United Arab Emirates, Dirhams | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 15,841	546
United Arab Emirates, Dirhams | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 31,023	35,414
Turkey, New Lira | Equity accounted investees [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	TRY
Assets held in foreign currency	$ 21,892	$ 21,741

[1]	These Companies are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.